CONVERTIBLE LOAN INSTRUMENTS (Details Narrative) - Unsecured Loan Agreement [Member] - USD ($)	Jan. 16, 2025	Oct. 28, 2024	Sep. 24, 2024
IfrsStatementLineItems [Line Items]
Debt instruments issued	$ 150,000	$ 250,000	$ 550,000
Interest rate	20.00%	20.00%	20.00%
Noteholder price, per share	$ 0.70	$ 0.70	$ 0.70